Convertible Promissory Notes Payable - Summary of Convertible Promissory Note Payable (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Convertible Promissory Note Payable [Line Items]
Beginning balance	¥ 5,650,268	¥ 5,164,139
Interest paid	(626,050)	(1,531,239)	¥ (1,213,186)
Ending balance	6,174,050	5,650,268	5,164,139
Convertible Promissory Note Payable [member] | Liability [Member]
Disclosure of Convertible Promissory Note Payable [Line Items]
Beginning balance	5,650,268	5,164,139	10,669,498
Interest accrued at effective interest rate (Note 12)	486,731	448,017	1,045,611
Interest paid	(51,180)	(50,900)	(115,879)
Redemption And Extension Of Convertible Promissory Notes			(7,444,513)
Exchange differences	88,231	89,012	1,009,422
Ending balance	6,174,050	5,650,268	5,164,139
Convertible Promissory Note Payable [member] | Equity [member]
Disclosure of Convertible Promissory Note Payable [Line Items]
Beginning balance	160,185	160,185	5,744,955
Redemption And Extension Of Convertible Promissory Notes			(5,584,770)
Ending balance	¥ 160,185	¥ 160,185	¥ 160,185